Related Party Transactions (Details Textual) - USD ($)	Apr. 16, 2020	Dec. 31, 2017
Baotou Zhongzhe Hengtong Technology Co., Ltd. [Member]
Related Party Transactions (Textual)
Amount repaid	$ 180,483
Beijing Zhongzhe Yuantong Technology Co., Ltd. [Member]
Related Party Transactions (Textual)
Amount repaid	$ 34,468
Mr. Shenping Yin [Member]
Related Party Transactions (Textual)
Advances outstanding		$ 155,376